Restricted Share Grant Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Number of RSUs
Unvested, beginning balance	213,765	369,648
Granted		102,117
Vested	(15,750)	(258,000)
Unvested, ending balance	198,015	213,765
Weighted-average grant date fair value
Unvested, beginning balance	$ 8.40	$ 5.76
Granted		$ 10.00
Vested	$ 5.99	$ 5.26
Unvested, ending balance	$ 8.59	$ 8.40
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 4 months 17 days	1 year 6 months 11 days
Aggregated intrinsic value
Aggregated intrinsic value	$ 5,148,390	$ 5,758,829